As filed with the Securities and Exchange Commission on September 29, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21200

                  NEUBERGER BERMAN REAL ESTATE INCOME FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Real Estate Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                           NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS  Real Estate Income Fund Inc.
-----------------------------------------------------

NUMBER OF SHARES                         MARKET VALUE t      NUMBER OF SHARES                           MARKET VALUE t
                                      ($000'S OMITTED)                                               ($000'S OMITTED)
COMMON STOCKS (115.6%)
                                                             OFFICE (33.1%)
APARTMENTS (16.8%)                                               99,700  Arden Realty                           3,981
    57,500  Apartment Investment &                               79,800  Brandywine Realty Trust                2,586
             Management                          2,530          128,400  CarrAmerica Realty                     4,987
    73,000  Archstone-Smith Trust                3,102          120,100  Equity Office Properties Trust         4,258
    18,900  Avalonbay Communities                1,655 E         77,400  Glenborough Realty Trust               1,622
    61,700  Camden Property Trust                3,411           69,800  Highwoods Properties                   2,209
    39,000  Gables Residential Trust             1,694            3,300  HRPT Properties Trust                     43
    38,800  Home Properties                      1,776           93,900  Kilroy Realty                          4,892
    37,200  Mid-America Apartment                                89,900  Mack-Cali Realty                       4,307
             Communities                         1,791           30,400  Maguire Properties                       910
    33,500  Town & Country Trust                   973 E         84,800  Prentiss Properties Trust              3,432
    72,800  United Dominion Realty Trust         1,853          107,600  Reckson Associates Realty              3,779
                                               -------                                                       --------
                                                18,785                                                         37,006

COMMERCIAL SERVICES (0.7%)                                   OFFICE - INDUSTRIAL (4.7%)
     8,000  Capital Trust                          268           43,600  Bedford  Property  Investors             996
    36,000  Deerfield Triarc Capital               540 *E        25,700  Duke Realty                              873
                                               -------           76,300  Liberty Property Trust                 3,424
                                                   808                                                       --------
                                                                                                                5,293
COMMUNITY CENTERS (8.7%)
    24,000  Developers Diversified Realty        1,168       REGIONAL MALLS (11.1%)
    18,400  Federal Realty Investment                            30,000  CBL & Associates Properties            1,376
             Trust                               1,202          195,600  Glimcher Realty Trust                  5,643
    30,900  Heritage Property Investment                         67,400  Mills Corp.                            4,385 E
             Trust                               1,150           21,100  Pennsylvania REIT                      1,032
    27,000  New Plan Excel Realty Trust            739                                                       --------
   191,400  Tanger Factory Outlet Centers        5,512                                                         12,436
                                               -------
                                                 9,771       SELF STORAGE (2.3%)
                                                                 30,600  Shurgard  Storage  Centers             1,435 E
DIVERSIFIED (19.3%)                                              23,100  Sovran Self  Storage                   1,116
   112,900  Colonial Properties Trust            5,354                                                       --------
    99,100  Crescent Real Estate Equities        1,934                                                          2,551
   134,000  iStar Financial                      5,734
   139,900  Spirit Finance                       1,645       TOTAL COMMON STOCKS
    78,000  Vornado Realty Trust                 6,914       (COST $74,613)                                   129,313
                                               -------                                                       --------
                                                21,581
                                                             PREFERRED STOCKS (22.1%)
HEALTH CARE (16.0%)
   106,300  Health Care Property Investors       2,961 E     APARTMENTS (1.8%)
    84,700  Health Care REIT                     3,312 E         18,800  Apartment Investment & Management,
    57,000  Nationwide Health Properties         1,430                    Ser. Q                                  491
   314,800  Ventas, Inc.                        10,165           31,800  Apartment Investment & Management,
                                               -------                    Ser. R                                  843
                                                17,868           27,000  Apartment Investment & Management,
                                                                          Ser. T                                  695
INDUSTRIAL (2.5%)                                                                                            --------
    42,800  EastGroup Properties                                                                                2,029
    22,100  First Industrial Realty Trust        1,858
                                                   912       COMMERCIAL SERVICES (0.5%)
                                               -------           20,000  Newcastle Investment, Ser. B             543
                                                 2,770
                                                             COMMUNITY CENTERS (0.9%)
LODGING (0.4%)
    10,000  Hospitality Properties Trust           444


See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Real Estate Income Fund Inc. cont'd
-----------------------------------------------------------
NUMBER OF SHARES                         MARKET VALUE t      NUMBER OF SHARES                           MARKET VALUE t
                                      ($000'S OMITTED)                                               ($000'S OMITTED)
    10,000  Developers Diversified Realty,
             Ser. I                                257
    13,100  Ramco-Gershenson                                 SHORT-TERM INVESTMENTS (10.7%)
             Properties Trust, Ser. B              344
    17,000  Saul Centers, Ser. A                   447         11,049,101  Neuberger Berman Securities
                                                ------                      Lending Quality Fund, LLC          11,049 ++
                                                 1,048            948,609  Neuberger Berman Prime Money
                                                                            Fund Trust Class                      949 @
DIVERSIFIED (1.5%)                                                                                            -------
     5,800  Colonial Properties Trust,                       TOTAL SHORT-TERM INVESTMENTS
             Ser. E                                143       (COST $11,998)                                    11,998 #
    45,200  Crescent Real Estate Equities,                                                                    -------
             Ser. A                                971       TOTAL INVESTMENTS (148.4%)
    19,500  Crescent Real Estate Equities,                   (COST $109,037)
             Ser. B                                520 oo    Liabilities, less cash, receivables              165,975 ##
                                                ------         and other assets [(10.9%)]                     (12,095)@@
                                                 1,634       Liquidation Value of Auction
                                                               Preferred Shares [(37.5%)]                     (42,000)
HEALTH CARE (2.3%)                                                                                            -------
    56,000  LTC Properties, Ser. E               2,618       TOTAL NET ASSETS APPLICABLE TO COMMON
                                                             SHAREHOLDERS (100.0%)                           $111,880
LODGING (4.6%)                                                                                                -------
    66,300  Boykin Lodging, Ser. A               1,831
    23,300  Eagle Hospitality Properties
             Trust, Ser. A                         602
    18,000  Equity Inns, Ser. B                    481
    20,400  Felcor Lodging Trust, Ser. A           499
    17,563  Felcor Lodging Trust, Ser. B           443
    14,600  Hersha Hospitality Trust, Ser.
             A                                     365 *
    34,000  LaSalle Hotel Properties, Ser.
             A                                     915
                                                ------
                                                 5,136

OFFICE (0.6%)
    25,000  HRPT Properties Trust, Ser. A          641

OFFICE - INDUSTRIAL (2.8%)
    50,000  Bedford Property Investors,
             Ser. A                              2,461 **
   15,000 Digital Realty Trust, Ser. A             396
   10,900 Digital Realty Trust, Ser. B             273 *
                                                ------
                                                 3,130
REGIONAL MALLS (7.1%)
    32,000  Glimcher Realty Trust, Ser. F          834
    13,500  Glimcher Realty Trust, Ser. G          347
   100,000  Mills Corp., Ser. B                  2,630
    11,400  Mills Corp., Ser. C                    303
    25,000  Mills Corp., Ser. G                    641
    50,200  Pennsylvania REIT, Ser. A            2,944
7,200 Taubman Centers, Ser. G                      186
                                                ------
                                                 7,885

TOTAL PREFERRED STOCKS
(COST $22,426)                                  24,664
                                                ------

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------


t Investments in equity securities by Neuberger Berman Real Estate Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. When changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities using an analysis based on multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At July 31, 2005, the cost of investments for U.S. Federal income tax purposes was $109,037,000. Gross unrealized appreciation of investments was $57,122,000 and gross unrealized depreciation of investments was $184,000, resulting in net unrealized appreciation of $56,938,000, based on cost for U.S. Federal income tax purposes.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and are deemed liquid. At July 31, 2005, these securities amounted to $2,461,000 or 2.2% of net assets applicable to common shareholders.

oo All or a portion of this security is segregated as collateral for interest rate swap contracts.

++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

E    All or a portion of this security is on loan.

*    Non-income producing security.


For more information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

@@ At July 31, 2005, the Fund had outstanding interest rate swap contracts as follows:

                                                         RATE TYPE
                                                  --------------------------
                                                                 VARIABLE-
                                                     FIXED-        RATE
                                                       RATE      PAYMENTS      ACCRUED
                                                     PAYMENTS    RECEIVED     NET INTEREST    UNREALIZED
SWAP COUNTER        NOTIONAL        TERMINATION      MADE BY      BY THE      RECEIVABLE     APPRECIATION        TOTAL
PARTY                 AMOUNT               DATE      THE FUND     FUND(1)     (PAYABLE)     (DEPRECIATION)    FAIR VALUE
Citibank, N.A.   $13,000,000   February 12, 2008      3.396%      3.360%        $(260)          $277,534       $277,274
Citibank, N.A.   $13,000,000   February 12, 2010      3.923%      3.360%       (4,066)           235,604        231,538
                                                                               ------            -------        -------
                                                                              $(4,326)          $513,138       $508,812

(1) 30 day LIBOR (London Interbank Offered Rate)

For more information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Income Fund Inc.


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:/s/ Peter E. Sundman
    --------------------
    Chief Executive Officer

Date: September 28, 2005



By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 28, 2005